Related Party Transactions - Sponsor loans administrative services agreement and working capital loans (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended
	Jan. 24, 2020	Feb. 29, 2020	Sep. 30, 2020	Sep. 30, 2020
Sponsor Loans
Proceeds from issuance of an unsecured promissory note from sponsor	$ 300,000	$ 300,000
Promissory note outstanding	0		$ 230,000	$ 230,000
Administrative Services Agreement
Maximum administrative services expenses per month	15,000			15,000
Total administrative services expenses			45,000	$ 90,000
Working Capital Loans
Maximum amount of working capital loans	$ 1,500,000		$ 1,500,000
Exercise price of warrants	$ 1.50		$ 1.50	$ 1.50
Borrowings under working capital loan	$ 0
Sponsor
Sponsor Loans
Proceeds from issuance of an unsecured promissory note from sponsor				$ 300,000
Promissory note outstanding			$ 0	0
Borrowings repaid				230,885
Working Capital Loans
Borrowings under working capital loan			$ 230,000	$ 230,000